Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2025
Notes Hedge Accounting Tables [Line Items]
All hedges: designated hedging instruments and hedge ineffectiveness
All hedges: designated hedging instruments and hedge ineffectiveness
As of or for the year ended
31.12.25
Notional
amount
Carrying amount
Changes in
fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement USD m
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 244,123 14 23 1,602 (1,620) (19)
Cash flow hedges 94,650 1 0 479 (465) 13
Foreign exchange risk
Fair value hedges
2
78,795 679 623 3,446 (3,474) (29)
Hedges of net investments in foreign operations 20,281 48 268 (2,270) 2,262 (8)
As of or for the year ended
31.12.24
Notional
amount
Carrying amount
Changes in
fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement USD m
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 233,636 25 10 (1,678) 1,692 14
Cash flow hedges 88,256 1 0 (1,715) 1,710 (5)
Foreign exchange risk
Fair value hedges
2
68,423 566 1,515 (1,383) 1,376 (7)
Hedges of net investments in foreign operations 21,777 689 1 2,963 (2,957) 6
1 Amounts used as the basis for
recognizing hedge ineffectiveness for the period.
2 The foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the hedge accounting
designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Fair value hedges: designated hedged items recognized on balance sheet
Fair value hedges: designated hedged items recognized on the balance sheet
1
USD m 31.12.25 31.12.24
Interest rate
risk FX risk
Interest rate
risk FX risk
Loans and advances to customers
Carrying amount of designated loans 59,152 56,309
of which: accumulated amount of fair value hedge adjustment 66 1,774 of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting 1,064 (176)
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities 18,347 9,125
of which: accumulated amount of fair value hedge adjustment
(377) (348)
Financial assets measured at fair value through other comprehensive income
Carrying amount of designated debt securities 11,659 0
of which: accumulated amount of fair value changes related to hedge accounting
48 0
Payables from securities financing transactions measured at amortized cost
Carrying amount of designated repo transactions
1,001 0
of which: accumulated amount of fair value hedge adjustment
1 0
Customer deposits
Carrying amount of customer deposits 8,406 13,031
of which: accumulated amount of fair value hedge adjustment
6 (18)
Debt issued measured at amortized cost
Carrying amount of designated debt issued 141,938 62,650 151,481 53,328 of which: accumulated amount of fair value hedge adjustment
(1,781) (3,061)
1 In addition, as of 31 December 2025, UBS designated in fair value hedges of FX risk USD 16 bn (31 December 2024: USD 15 bn) of intragroup debt instruments that are not recognized on the consolidated balance sheet but FX gains and losses on these instruments impact consolidated profit or loss.

Fair value hedges: profile of the timing of the nominal amount of the hedging instrument
Fair value hedges: profile of the timing of the nominal amount of the hedging instrument
31.12.25
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 5 6 34 117 82 244
Cross-currency swaps
2 3 15 42 17 79
31.12.24
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 3 9 38 118 66 234
Cross-currency swaps
2 1 8 45 12 68

Cash flow hedge reserve on a pre-tax basis
Cash flow hedge reserve on a pre-tax basis
USD m 31.12.25 31.12.24
Amounts related to hedge relationships for which hedge accounting continues to be applied (1,053) (2,514)
Amounts related to hedge relationships for which hedge accounting is no longer applied (641) (714)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis
(1,694) (3,228)

Foreign currency translation reserve on a pre-tax basis
Foreign currency translation reserve on a pre-tax basis
USD m 31.12.25 31.12.24
Amounts related to hedge relationships for which hedge accounting continues to be applied (1,357) 861
Amounts related to hedge relationships for which hedge accounting is no longer applied 247 266
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax
basis (1,111) 1,126